Common Shares and Treasury Stock - Additional Information (Detail)	Mar. 10, 2021 $ / shares	May 31, 2023 $ / shares shares	May 31, 2022 $ / shares shares
Common stock shares authorized | shares		3,000,000,000	3,000,000,000
Common shares, par value | $ / shares		$ 0.001	$ 0.001
Previously Reported [Member]
Common stock shares authorized | shares		3,000,000,000	3,000,000,000
Common shares, par value | $ / shares	$ 0.01	$ 0.001	$ 0.001
Common Stock [Member] | Restatement Adjustment [Member]
Stock split, Conversion ratio	10